Other Non-Current Assets - Summary of Other Non-Current Assets (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
HM Revenue And Customs [Member]
Disclosure Of Other Non-current Assets Table [line items]
Tax receivable	$ 92	$ 94